Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Long-term debt by maturity:
2013	¥ 1,509,548
2014	1,503,246
2015	1,360,247
2016	863,402
2017	776,850
2018 and thereafter	6,579,769
Total	12,593,062	13,356,728
MUFG [Member]
Long-term debt by maturity:
2013	11
2014	8
2015	5
2016	2
2017	1
2018 and thereafter	383,904
Total	383,931	401,225
BTMU [Member]
Long-term debt by maturity:
2013	966,835
2014	1,009,996
2015	997,425
2016	679,883
2017	534,639
2018 and thereafter	5,048,164
Total	9,236,942	9,980,246
Other Subsidiaries [Member]
Long-term debt by maturity:
2013	542,702
2014	493,242
2015	362,817
2016	183,517
2017	242,210
2018 and thereafter	1,147,701
Total	¥ 2,972,189